Employee Severance Benefits	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Employee Severance Benefits
19.	Employee Severance Benefits
In 2019, 2020, 2021, 2023 and 2024, employee severance benefits that were recorded as employee compensation under general and administrative expenses in the statements of comprehensive income were $1.5 million, $0.1 million, $0.3 million, $1.4 million and $0.3 million, respectively. The Company did not record employee severance benefits under general
and
administ
rative
 expenses in 2022.
In 2019, 2020, 2021 and 2023, the employee severance benefits that were recorded under selling and marketing expenses in the statements of comprehensive income were $14 thousand, $16 thousand, $18 thousand and $65 thousand, respectively. The Company did not record employee severance benefits under selling and marketing expenses in 20
22
and 2024.